Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 477,255	$ 223,886
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	27,331	56,065
Trades and other receivables [Member] | India [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	23,571	48,758
Trades and other receivables [Member] | Thailand [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	1,324	3,901
Trades and other receivables [Member] | Malaysia [member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	157	318
Trades and other receivables [Member] | Singapore [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	188	562
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	2,091	2,526
Receivable from related party [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	55
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	154,868	38,030
Cash and cash equivalents [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	295,001	129,791
Trade and other receivables, term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	182,199	94,095
Trade and other receivables, term deposits [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	6,239	16,564
Trade and other receivables, term deposits [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	117	3,145
Trade and other receivables, term deposits [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	10,757	26,625
Trade and other receivables, term deposits [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	5,900	8,152
Trade and other receivables, term deposits [Member] | Term deposits with bank [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	154,868	38,030
Trade and other receivables, term deposits [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 4,318	$ 1,579